Hartford Life Insurance Company

200 Hopmeadow Street

Simsbury, CT  06089

June 2, 2011

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Hartford Mutual Funds, Inc.
File Nos. 333-02381/811-07589

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of the form of prospectuses and Statement of Additional Information being used in connection with the offering of shares for The Hartford Emerging Markets Local Debt Fund, The Hartford Emerging Markets Research Fund and The Hartford World Bond Fund each a new series of the Hartford Mutual Funds, Inc. (the “Registrant”), under Rule 497(c) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify the following pursuant to Rule 497(j) under the 1933 Act:

1.                             that the form of prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 90 to the Registrant’s registration statement (the “Amendment”) filed on May 27, 2011 (Accession No. 0001104659-11-031970); and

2.                             that the text of the Amendment was filed electronically with the Securities and Exchange Commission on May 27, 2011 as part of Post-Effective Amendment No. 90 under the 1933 Act to the Registrant’s registration statement.

No fees are required in connection with this filing.  If you have any questions concerning this filing, please do not hesitate to contact the undersigned at 860-843-8480.

Sincerely,

/s/ Alice A. Pellegrino

Alice A. Pellegrino
Senior Counsel

cc: Kathryn Cohen, Esq.